COLONIAL SMALL CAP VALUE FUND
                            COLONIAL U.S. STOCK FUND
                         COLONIAL GLOBAL UTILITIES FUND
                     COLONIAL INTERNATIONAL FUND FOR GROWTH
                        COLONIAL STRATEGIC BALANCED FUND
                           COLONIAL NEWPORT TIGER FUND
                           COLONIAL NEWPORT JAPAN FUND
                         COLONIAL NEWPORT TIGER CUB FUND

               Supplement to Statements of Additional Information

Recently, the Funds' Trustees approved a name change for each Fund's Class D shares and eliminated the Class D share initial sales charge. Each Fund's "Class D" shares have been renamed "Class C" shares and any reference in each Fund's Prospectus and Statement of Additional Information to "Class D" shares is now a reference to "Class C" shares. Class C shares are described in each Fund's Prospectus Supplement dated July 1, 1997.





D-39/877D-0797                                                  July 10, 1997